Subsequent Event	12 Months Ended
Feb. 28, 2021
Subsequent Events [Abstract]
Subsequent Event
19.	SUBSEQUENT EVENT
The Group entered into an agreement with FSOL, pursuant to which FSOL would transfer its online education service operations to the Group in May 2021 for no consideration.